Document and Entity Information	Feb. 18, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001031296
Document Type	8-K
Document Period End Date	Feb. 18, 2020
Entity File Number	333-21011
Entity Registrant Name	FIRSTENERGY CORP
Entity Tax Identification Number	34-1843785
Entity Incorporation State Country Code	OH
Entity Address, Address Line One	76 South Main Street
Entity Address, City or Town	Akron
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44308
City Area Code	(800)
Local Phone Number	736-3402
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.10 par value per share
Trading Symbol	FE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false